Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,217	£ 1,515
Cash and cash equivalents	333	543
Derivative financial instruments	13	(7)
Financial liabilities	(1,782)	(1,825)
Investment in finance lease receivable	66	83
Total financial instruments	(480)	(310)
Impact of 1% increase in interest rates	2	4
Impact of 1% decrease in interest rates	(2)	(4)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(15)	(17)
Impact of 10% weakening in exchange rates	14	25
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	125	141
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(8)	(10)
Impact of 10% weakening in exchange rates	10	12
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	16	12
Other receivables	16	12
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(1)	(1)
Impact of 10% weakening in exchange rates	2	1
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	333	543
Cash and cash equivalents	333	543
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(23)	(32)
Impact of 10% weakening in exchange rates	27	40
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	16	51
Derivative financial instruments	13	(7)
Impact of 1% increase in interest rates	2	4
Impact of 1% decrease in interest rates	(2)	(4)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	41	22
Impact of 10% weakening in exchange rates	(56)	(24)
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(706)	(955)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	0	23
Impact of 10% weakening in exchange rates	0	(28)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Other borrowings	(775)	(517)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	16	19
Impact of 10% weakening in exchange rates	(19)	(23)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	66	83
Investment in finance lease receivable	66	83
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(6)	(8)
Impact of 10% weakening in exchange rates	7	9
Deferred and contingent consideration [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(17)	(22)
Deferred and contingent consideration	(17)	(22)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Deferred and contingent consideration [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	2	2
Impact of 10% weakening in exchange rates	(2)	(2)
Other net financial assets [member]
Disclosure of financial instruments carrying value [line items]
Other net financial assets	465	412
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(36)	(32)
Impact of 10% weakening in exchange rates	£ 45	£ 40